BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT DATED MAY 1, 2020
TO
PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
(Russell-Select/Custom-Select/Navigator-Select)
This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the investment portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform BLIC that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all investment portfolios available under your contract.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment portfolio fees and expenses.

Periodic Fees and Expenses Table

Contract Maintenance Charge (Note 1)	$30
Separate Account Annual Expenses
(referred to as Separate Account Product Charges)
(as a percentage of average account value)
Mortality and Expense Charge*	1.25%
Administration Expense Charge	0.15%
Total Separate Account Product Charges	1.40%
*	For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge
The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio’s fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.25%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	0.71%	—	0.18%	0.01%	0.90%	—	0.90%
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio — Class A	0.70%	—	0.04%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PIMCO Total Return Portfolio — Class A	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Large Cap Value Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.05%	0.54%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class B	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E	0.70%	0.15%	0.02%	—	0.87%	0.12%	0.75%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.08%	—	1.23%	0.09%	1.14%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class A	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio — Class A	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Fidelity ® Variable Insurance Products — Service Class 2
Equity-Income Portfolio	0.44%	0.25%	0.09%	—	0.78%	—	0.78%
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	0.80%	—	0.05%	0.02%	0.87%	0.02%	0.85%
PIMCO Variable Insurance Trust — Administrative Class
PIMCO High Yield Portfolio	0.60%	0.15%	0.03%	—	0.78%	—	0.78%
PIMCO Low Duration Portfolio	0.50%	0.15%	0.39%	—	1.04%	—	1.04%
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund	0.55%	—	0.11%	—	0.66%	—	0.66%
Russell Investment Funds
Global Real Estate Securities Fund	0.80%	—	0.12%	—	0.92%	—	0.92%
International Developed Markets Fund	0.90%	—	0.16%	—	1.06%	—	1.06%
Strategic Bond Fund	0.55%	—	0.13%	—	0.68%	—	0.68%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
U.S. Small Cap Equity Fund	0.90%	—	0.35%	—	1.25%	—	1.25%
U.S. Strategic Equity Fund	0.73%	—	0.12%	—	0.85%	—	0.85%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
INVESTMENT OPTIONS
The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. Certain portfolios listed below may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company , Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
Appendix B contains a summary of the names of the investment advisers and subadvisers of the investment portfolios and their investment objectives and strategies.
We do not provide any investment advice and do not recommend or endorse any particular investment portfolio. You bear the risk of any decline in the contract value of your contract resulting from the performance of the investment portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
SSGA Growth and Income ETF Portfolio — Class B
SSGA Growth ETF Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class A
T. Rowe Price Mid Cap Growth Portfolio — Class B

Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio — Class B
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E
Jennison Growth Portfolio — Class A
Loomis Sayles Small Cap Growth Portfolio — Class B
MetLife Stock Index Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
PIMCO Variable Insurance Trust — Administrative Class
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust — Class IA
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Putnam VT Sustainable Leaders Fund
Russell Investment Funds
Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund
Transfers
The following paragraph under Restrictions on Frequent Transfers has been modified.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the “Monitored Portfolios” that exceeds our current transfer limits, we will require future transfer requests to or from any investment portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Baillie Gifford International Stock Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Global Real Estate Securities Fund
International Developed Markets Fund
Invesco Small Cap Growth Portfolio
Invesco V.I. International Growth Fund
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
PIMCO High Yield Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
U.S. Small Cap Equity Fund
Western Asset Management Strategic Bond Opportunities Portfolio
FEDERAL INCOME TAX STATUS
Special Distribution Rules during 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take required minimum distributions (“RMDs”) from your Qualified Annuity Contract for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult with your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Distribution Rules for 2020 and Beyond. The following describes other recent changes in federal tax law affecting distributions from Qualified Annuity Contracts. This information should be read in conjunction with the discussion of such distributions set forth primarily in the “Federal Income Tax Status” section of the prospectus, and to a lesser extent in other sections of the prospectus.
(1)	Effective January 1, 2020, the age at which RMDs generally must begin for IRAs and qualified retirement plans is extended from age 70 1⁄2 to age 72. This change only applies if you attained age 70 1⁄2 on or after January 1, 2020. Other requirements relating to RMD payments remain the same.
(2)	Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within 10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (2) above can significantly affect a beneficiary’s ability to “stretch” distributions from a Qualified Annuity Contract over his or her life or life expectancy. It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. As a result of this change, we are not currently issuing inherited IRA Contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future, so please consult your financial representative. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.

You should consult with your tax adviser if you think you may be affected by these changes.
OTHER INFORMATION
Brighthouse Life Insurance Company
The following paragraph is added to this subsection:
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.
Discontinued Investment Portfolios. The following investment options are no longer available for allocations of new purchase payments or transfers of account value

(excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust I (formerly Met Investors Series Trust): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1, 2004); and Brighthouse Funds Trust I: Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio) (Class A) (closed May 1, 2005).
Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following investment portfolios were replaced: (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco VI”) the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus
VIF – Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF – Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust (“GSVIT”): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS® Variable Insurance Trust (Initial Class): MFS® Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS® Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS® Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc. (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust;

Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust.
Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2005, the following investment portfolios were replaced: (a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.; (c) MFS® Variable Insurance Trust: the MFS® High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS® Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust, and the MFS® New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A)
(closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS® Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.
Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class 2) of the Fidelity Variable Insurance Products was merged into the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.
Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.
Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco VI”) Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).
Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS® Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.
Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced

Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.
Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.
Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.
Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.
Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class IA) of the Putnam Variable Trust.
Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.
Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.
Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.
Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.
Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.
Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.
Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.
Effective as of February 27, 2020, the DWS Government & Agency Securities VIP of Deutsche DWS Variable Series II was liquidated.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES
Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio — Class A	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio — Class B	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio — Class A	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Baillie Gifford International Stock Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
PIMCO Variable Insurance Trust — Administrative Class
PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
Russell Investment Funds
Global Real Estate Securities Fund	Seeks to provide current income and long term capital growth.	Russell Investment Management, LLC
Subadvisers: Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited;
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternatives Asset Management (Global) Limited
International Developed Markets Fund	Seeks to provide long term capital growth.	Russell Investment Management Company Subadvisers: Intermede Investment Partners Limited; Pzena Investment Management, LLC; Wellington Management Company LLP
Strategic Bond Fund	Seeks to provide total return.	Russell Investment Management Company
Subadvisers: Colchester Global Investors Limited;
Schroder Investment Management North America Inc.;
Western Asset Management Company and Western Asset Management Company Limited
U.S. Small Cap Equity Fund	Seeks to provide long term capital growth.	Russell Investment Management Company
Subadvisers: Ancora Advisors, LLC;
Boston Partners Global Investors, Inc.;
Calamos Advisors LLC;
Copeland Capital Management, LLC;
DePrince, Race & Zollo, Inc.;
Jacobs Levy Equity Management, Inc.;
Penn Capital Management Company, Inc.;
Ranger Investment Management, L.P.
U.S. Strategic Equity Fund	Seeks to provide long term capital growth.	Russell Investment Management Company Subadvisers: Brandywine Global Investment Management, LLC; HS Management Partners, LLC; Jackson Square Partners, LLC; Jacobs Levy Equity Management, Inc.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT
If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust II — Class A
BlackRock Ultra-Short Term Bond Portfolio
Russell Investment Funds
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
SSGA Growth and Income ETF Portfolio — Class B
SSGA Growth ETF Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund
Closed Portfolios For This Product*
Brighthouse Small Cap Value Portfolio — Class A

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
SSGA Growth and Income ETF Portfolio — Class B
SSGA Growth ETF Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class A
T. Rowe Price Mid Cap Growth Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class B
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E
Jennison Growth Portfolio — Class A
Loomis Sayles Small Cap Growth Portfolio — Class B

MetLife Stock Index Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
PIMCO Variable Insurance Trust — Administrative Class
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund
Closed Portfolios For This Product*
Brighthouse Small Cap Value Portfolio — Class A
T. Rowe Price Mid Cap Growth Portfolio — Class A (5/1/04)
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A

*	These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).